Subsequent Events (Details) $ in Thousands				2 Months Ended	12 Months Ended
	Mar. 09, 2022 USD ($)	Mar. 02, 2022 USD ($)	Jan. 27, 2022 shares	Mar. 04, 2022 USD ($) shares	Dec. 31, 2021 Member shares	Feb. 28, 2022 Member
Subsequent Event [Abstract]
Number of members on board of directors | Member					7
Shares issued (in shares)					0
Subsequent Event [Member]
Subsequent Event [Abstract]
Number of members on board of directors | Member						5
Common Stock, number of shares tendered for exchange (in shares)			2,834,612
Shares issued (in shares)				190,363
Net proceeds from issuance of common stock | $				$ 542
Subsequent Event [Member] | Unsecured Credit Facility [Member]
Subsequent Event [Abstract]
Line of credit facility | $		$ 5,000
Term		1 year
Interest rate		9.00%
Arrangement fees | $		$ 200
Commitment fee percentage		3.00%
Amount drawn under credit facility | $	$ 3,200
Subsequent Event [Member] | Series B Preferred Shares [Member]
Subsequent Event [Abstract]
Shares issued (in shares)			793,657
Subsequent Event [Member] | Series B Preferred Shares [Member] | Mrs. Aliki Paliou [Member]
Subsequent Event [Abstract]
Shares issued (in shares)			657,396
Subsequent Event [Member] | Series B Preferred Shares [Member] | Mr. Andreas Michalopoulos [Member]
Subsequent Event [Abstract]
Shares issued (in shares)			28,171
Subsequent Event [Member] | Series B Preferred Shares [Member] | Resigned Board Members [Member]
Subsequent Event [Abstract]
Shares issued (in shares)			29,510